Share-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
17 Share-based compensation
Equity Programs 2020
Stock Option Program 2020
In 2020, with the approval of the annual general meeting of shareholders, Jumia Technologies AG established a new stock option plan, the SOP 2020, under which Jumia granted an individual number of stock options to beneficiaries under the terms and conditions of the SOP 2020.
Each stock option entitles the holder to receive one share in Jumia Technologies AG (or 0.5 American Depositary Shares (ADS) as 1 ADS represents 2 shares of Jumia). The option can be exercised after a waiting period of four years at a price which is determined based on the average share price of the last 60 trading days prior to the contract date of the individual grant agreements. The exercise period starts directly after the waiting period and ends two years following the expiry of the waiting period. The exercise of stock options is prohibited during defined blackout periods. Jumia may, at its sole discretion, settle each vested stock option in cash instead of issuing a share in Jumia Technologies AG.
The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Value amounts to at least 10% during the four years waiting period. If this performance target is not met, all options will lapse. For specific grants under the 2020 Plan this condition is classified under IFRS 2 as a non-market performance condition. The probability of achievement of the performance target is based on the most likely outcome derived from a Monte Carlo valuation model and it has to be reassessed at each reporting date. For all other grants this condition has been classified as a non-vesting condition. In this case, the probability of achievement has been derived from a Monte Carlo valuation model at the grant date, is reflected in the fair value and is not reassessed subsequently.
Moreover, there are stock options granted to certain beneficiaries with an additional criteria which relates to reaching certain profitability targets. This second condition is as well either classified as a non-market performance condition or as a non-vesting condition depending on the vesting period of the grants and the respective period in which the condition has to be met.
The stock options are subject to vesting requirements.
The stock options shall generally vest in two tranches. Two-thirds of the granted stock options vest after two years from the grant date. The remaining one-third of the granted stock options vest after three years from the grant date.
Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign and start working for a competitor within six months after resignation.
Other beneficiaries will keep all vested stock options.
If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the SOP 2020 either in cash or in equity. In some cases, the company is aware of restrictions, that generally relate to country-specific limitations on individual investment in foreign assets, that may require it to settle awards in cash. For the beneficiaries impacted by these restrictions, the Company’s intention is to cash settle all outstanding awards in the future and they are recognized as cash-settled.
As of December 31, 2025, all the awards granted under this plan have vested. The awards were subject to a non-vesting condition. The condition was not met. Therefore, the options lapsed and cannot be exercised.
Equity Programs 2021
Virtual Restricted Stock Unit Program 2021
The 2021 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2021 (VRSUP 2021). Jumia granted a specific number of virtual restricted stock units (VRSUs) to beneficiaries under the terms and conditions of the VRSUP 2021.
Grants are based on individual grant agreements.
Each beneficiary received an individual grant agreement that includes the specific number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the average of the Relevant Closing Price on the first five Trading Days after the publication by the Company of its first press release announcing year-end financial results after the vesting date.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2021 either in cash or in equity. As specified above, for SOP 2020, the VSRUP 2021 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The vesting period and conditions may vary according to participants seniority. The awards are divided in tranches which vest upon determined years of service. Moreover, certain awards are subject to additional criteria which includes reaching certain growth target, profitability and share price targets. These conditions are either classified as non-market performance conditions or as non-vesting conditions depending on the vesting period of the grants and the respective period in which the condition has to be met.
In the event the Participant’s office term as member of the Management Board or the Participant’s service or employment relationship with the Company ends before settlement and the Participant qualifies as a “Bad Leaver”, all VRSUs will be forfeited.
If the Participant does not qualify as a “Bad Leaver”, it shall retain all VRSUs already vested and not yet settled.
The fair value per VRSU was derived based on the observable stock price of Jumia on the reporting date or on the grant date depending on the cash- or equity-settled classification. All the cash-settled awards have vested at the reporting date. There are 264,000 unvested equity-settled awards outstanding under this plan and their weighted average fair value at grant date is USD 1.79, as of December 31, 2025
Virtual Restricted Stock Unit Program 2023
The 2023 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2023 (VRSUP 2023). Jumia granted a specific number of virtual restricted stock units (VRSUs) to beneficiaries under the terms and conditions of the VRSUP 2023.
Grants are based on individual grant agreements.
Each beneficiary received an individual grant agreement that includes the specific number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the average of the Relevant Closing Price on the first five Trading Days after the publication by the Company of its first press release announcing year-end financial results after the vesting date.
Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2023 either in cash or in equity. As specified above, for SOP 2020 and others, the VSRUP 2023 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The vesting period and conditions may vary according to participants seniority. The awards are divided in tranches which vest upon determined years of service. Moreover, certain awards are subject to additional criteria which includes reaching certain growth target and profitability targets. These conditions are classified as non-market performance conditions.
In the event the Participant’s office term as member of the Management Board or the Participant’s service or employment relationship with the Company ends before settlement and the Participant qualifies as a “Bad Leaver”, all VRSUs will be forfeited.
If the Participant does not qualify as a “Bad Leaver”, it shall retain all VRSUs already vested and not yet settled.
The fair value per VRSU was derived based on the observable stock price of Jumia on the reporting date or on the grant date depending on the cash- or equity-settled classification. The fair value per cash-settled VRSU amounts to USD 6.25, as of December 31, 2025. There are 2,359,620 unvested equity-settled awards outstanding under this plan and their weighted average fair value at grant date is USD 2.36, as of December 31, 2025.
Virtual Restricted Stock Unit Program 2025
In 2025, the Supervisory Board approved the Virtual Restricted Stock Unit Program 2025 (the “VRSUP 2025”). Jumia granted a specific number of virtual restricted stock units (“VRSUs”) to beneficiaries under the terms and conditions of the VRSUP 2025.
Grants are based on individual grant agreements.
Each beneficiary received an individual grant agreement that includes the specific number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the average of the Relevant Closing Price on the first five Trading Days after the publication by the Company of its first press release announcing year-end financial results after the vesting date.
Jumia Technologies AG is authorized to opt to make payments in cash or settle in equity at the time of settlement of the awards. Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2025 either in cash or in equity. As specified above, for SOP 2020 and others, the VSRUP 2025 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.
The vesting period and conditions may vary according to participants seniority. For certain participants, the awards are divided into tranches which vest upon determined years of service. Moreover, certain awards are subject to additional conditions which include reaching certain growth and profitability targets. These conditions are classified as non-market performance conditions.
In the event the Participant’s office term as member of the Management Board or the Participant’s service or employment relationship with the Company ends before settlement and the Participant qualifies as a “Bad Leaver”, all VRSUs will be forfeited.
If the Participant does not qualify as a “Bad Leaver”, it shall retain all VRSUs already vested and not yet settled.
The fair value per VRSU was derived based on the observable stock price of Jumia as at the reporting date or at the grant date depending on the cash- or equity-settled classification. The fair value per cash-settled VRSU amounts to USD 6.25, as of December 31, 2025. There are 959,868 unvested equity-settled awards outstanding under this plan and their weighted average fair value at grant date is USD 5.79, as of December 31, 2025.
For certain geographies, equity awards are settled on a net basis, i.e., Jumia Technologies AG withholds shares for settlement of tax obligations plan on behalf of group employees under share-based compensation plans.
Share-Based compensation
For all plans, the Group recognized share-based compensation expense / (reversal) as follows:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
SOP 2020	(56)	—	—
VRSUP 2021	5,182	2,365	131
VRSUP 2023	150	4,176	4,492
VRSUP 2025	—	—	120
Total share-based compensation expense	5,276	6,541	4,743